Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Summary of consideration transferred	Consideration transferred

HK$
Fair value of previously held equity interest	1,271,643,878
Ordinary shares of the Company	7,756,228,581

9,027,872,459

Summary of assets acquired and liabilities recognized
Assets acquired and liabilities recognized at the date of acquisition

HK$
Intangible assets	37,565,776
Goodwill	58,675,041
Property, plant and equipment	138,647
Other assets	13,695,802
Cash and bank balances	101,977,036
Accounts receivable	58,752,389
Prepayments, deposits and other receivables	278,018,221
Due from immediate holding company	2,484,684,809
Financial assets at fair value through profit or loss	165,643,411
Account s payable	(8,739,902)
Other payables and accruals	(67,568,783)
Tax payable	(28,213,719)
Deferred tax liabilities	(5,953,845)

Total identifiable net assets	3,088,674,883

Summary of reserve or gain arising on acquisition

HK$
Consideration transferred	9,027,872,459
Plus: non-controlling interests of AMTD Digital (2.91%) (note)	89,294,338
Plus: non-controlling interests of AMTD Digital’s subsidiaries	20,848,000
Less: recognized amounts of net assets acquired	(3,088,674,883)

6,049,339,914

Summary of net cash inflow on acquisition	Net cash inflow on acquisition of AMTD Digital

HK$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	101,977,036

101,977,036

L'Officiel [member]
Disclosure of detailed information about business combination [line items]
Summary of consideration transferred	Consideration transferred

HK$
Consideration settled by amount due from immediate holding company	492,824,872

Summary of assets acquired and liabilities recognized
Assets acquired and liabilities recognized at the date of acquisition

HK$

Intangible assets	724,253,789
Restricted cash	3,746,823
Cash and bank balances	1,935,822
Accounts receivables	14,555,302
Prepayments, deposits and other receivables	21,537,765
Accounts payable	(90,183,339)
Other payables and accruals	(86,606,246)
Provisions	(32,131,266)
Bank borrowings	(4,589,759)
Deferred tax liabilities	(21,727,614)

Total identifiable net assets at fair value	530,791,277

Summary of reserve or gain arising on acquisition	Gain arising on acquisition:

HK$
Recognized amounts of net assets acquired	530,791,277
Less: Consideration transferred	(492,824,872)

37,966,405

Summary of net cash inflow on acquisition	Net cash inflow on acquisition of L’Officiel

HK$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	1,935,822

1,935,822